Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 156,376	$ 92,353
Accumulated depreciation	(98,903)	(65,588)
Property and equipment, net	57,473	26,765
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	119,496	74,755
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,645	5,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 30,235	$ 12,598